CONSULTING AND PROFESSIONAL SERVICE ARRANGEMENTS	3 Months Ended
Jul. 31, 2026
Consulting And Professional Service Arrangements
CONSULTING AND PROFESSIONAL SERVICE ARRANGEMENTS

NOTE 4 — CONSULTING AND PROFESSIONAL SERVICE ARRANGEMENTS

On March 1, 2026, the Company entered into an OTCQB Advisory and Coordination Services Agreement with Wall Street Nasdaq Listing Inc. The total advisory and coordination fee under the agreement is $350,000 and is structured around specified milestones.

As of April 30, 2026, the Company had recorded a $70,000 prepaid expense and a corresponding $70,000 current liability relating to the initial retainer. On May 11, 2026, the Company paid the $70,000 initial retainer. Based on management’s assessment that the initial retainer services had been earned and substantially performed by July 31, 2026, the Company expensed the full $70,000 during the three months ended July 31, 2026 and eliminated the related prepaid asset and current liability.

The agreement also provides for a $120,000 SEC filing milestone, a $130,000 SEC effectiveness milestone and a $30,000 OTCQB/trading coordination milestone. The Company’s Form S-1 was filed with the SEC during the quarter and the $120,000 SEC filing milestone was achieved. Accordingly, the Company recognized $120,000 of consulting and advisory expense and recorded a corresponding accrued liability as of July 31, 2026. The amount had not been paid as of July 31, 2026. The $130,000 SEC effectiveness milestone and the $30,000 OTCQB/trading coordination milestone had not been achieved as of July 31, 2026 and were not accrued.

During the quarter, the Company also paid $3,000 for audit services and incurred $16 of bank and transaction fees associated with operating receipts and payments.

Software Development Agreement

On May 10, 2026, the Company entered into a Software Development Agreement with an independent software development service provider. The agreement does not specify a fixed amount of consideration. As of July 31, 2026, the developer had not provided services to the Company and no applicable service milestone had been achieved. Accordingly, the Company had not incurred an obligation for software development services as of July 31, 2026, and no expense or liability was recognized under the agreement.